Eaton Vance

Enhanced Equity Income Fund II

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%(1)

Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.(2)	147,137	$8,738,467
Raytheon Technologies Corp.	66,119	5,683,589

		$14,422,056

Auto Components — 1.2%
Aptiv PLC(2)	93,535	$13,933,909

		$13,933,909

Banks — 0.9%
JPMorgan Chase & Co.	60,877	$9,964,956

		$9,964,956

Beverages — 1.8%
Coca-Cola Co. (The)	318,591	$16,716,470
Constellation Brands, Inc., Class A	16,284	3,430,876

		$20,147,346

Biotechnology — 2.4%
AbbVie, Inc.	191,373	$20,643,406
Argenx SE ADR(2)	23,328	7,045,056

		$27,688,462

Building Products — 0.9%
Trane Technologies PLC	56,633	$9,777,687

		$9,777,687

Capital Markets — 3.3%
Charles Schwab Corp. (The)	243,056	$17,704,199
Goldman Sachs Group, Inc. (The)	52,988	20,031,054

		$37,735,253

Chemicals — 0.2%
Ecolab, Inc.	9,744	$2,032,793

		$2,032,793

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	59,343	$7,473,064

		$7,473,064

Electrical Equipment — 1.1%
AMETEK, Inc.	100,757	$12,494,876

		$12,494,876

Electronic Equipment, Instruments & Components — 2.3%
Zebra Technologies Corp., Class A(2)	51,437	$26,511,659

		$26,511,659

Security	Shares	Value
Entertainment — 2.6%
Netflix, Inc.(2)	30,833	$18,818,613
Walt Disney Co. (The)(2)	63,847	10,800,997

		$29,619,610

Food & Staples Retailing — 1.0%
Sysco Corp.	150,615	$11,823,277

		$11,823,277

Food Products — 0.8%
Mondelez International, Inc., Class A	153,625	$8,937,902

		$8,937,902

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	102,141	$12,065,916
Inari Medical, Inc.(2)	83,005	6,731,706
Intuitive Surgical, Inc.(2)	19,340	19,226,861
Tandem Diabetes Care, Inc.(2)	53,892	6,433,627

		$44,458,110

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	46,952	$18,346,024

		$18,346,024

Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(2)	29,537	$8,511,677

		$8,511,677

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	132,809	$14,650,161

		$14,650,161

Interactive Media & Services — 11.8%
Alphabet, Inc., Class C(2)	32,153	$85,697,712
Facebook, Inc., Class A(2)	117,108	39,745,284
Twitter, Inc.(2)	149,381	9,021,119

		$134,464,115

Internet & Direct Marketing Retail — 8.6%
Amazon.com, Inc.(2)	29,704	$97,578,828

		$97,578,828

IT Services — 9.2%
GoDaddy, Inc., Class A(2)	79,599	$5,548,050
PayPal Holdings, Inc.(2)	173,979	45,271,076
Visa, Inc., Class A	238,921	53,219,653

		$104,038,779

Life Sciences Tools & Services — 2.2%
10X Genomics, Inc., Class A(2)	60,825	$8,854,904
Illumina, Inc.(2)	16,561	6,717,307
Thermo Fisher Scientific, Inc.	15,588	8,905,892

		$24,478,103

Oil, Gas & Consumable Fuels — 0.5%
EOG Resources, Inc.	71,787	$5,762,342

		$5,762,342

Security	Shares	Value
Pharmaceuticals — 0.9%
Eli Lilly & Co.	43,106	$9,959,641

		$9,959,641

Road & Rail — 1.5%
CSX Corp.	313,764	$9,331,341
Uber Technologies, Inc.(2)	176,578	7,910,695

		$17,242,036

Semiconductors & Semiconductor Equipment — 7.6%
Ambarella, Inc.(2)	40,965	$6,379,889
Intel Corp.	247,469	13,185,148
Micron Technology, Inc.	293,859	20,858,112
QUALCOMM, Inc.	188,600	24,325,628
Texas Instruments, Inc.	115,404	22,181,803

		$86,930,580

Software — 18.6%
Adobe, Inc.(2)	80,327	$46,245,860
Altair Engineering, Inc., Class A(2)	80,916	5,578,349
Intuit, Inc.	56,776	30,631,220
Microsoft Corp.	280,404	79,051,496
Palantir Technologies, Inc., Class A(2)	411,802	9,899,720
salesforce.com, inc.(2)	70,758	19,190,985
Zscaler, Inc.(2)	76,973	20,183,860

		$210,781,490

Specialty Retail — 3.3%
Home Depot, Inc. (The)	46,129	$15,142,306
TJX Cos., Inc. (The)	343,289	22,650,208

		$37,792,514

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	398,426	$56,377,279
Logitech International S.A.	123,818	10,914,557

		$67,291,836

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	114,972	$16,697,384

		$16,697,384

Total Common Stocks (identified cost $479,240,407)		$1,131,546,470

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	5,045,878	$5,045,878

Total Short-Term Investments (identified cost $5,045,878)		$5,045,878

Total Investments — 100.1% (identified cost $484,286,285)		$1,136,592,348

Description	Value
Total Written Covered Call Options — (0.3)% (premiums received $7,560,266)	$(3,146,230)

Other Assets, Less Liabilities — 0.2%	$2,362,805

Net Assets — 100.0%	$1,135,808,923

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at September 30, 2021 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Written Covered Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
10X Genomics, Inc., Class A	300	$4,367,400	$200	10/15/21	$(16,500)
Abbott Laboratories	510	6,024,630	128	10/29/21	(24,990)
AbbVie, Inc.	955	10,301,585	111	10/22/21	(95,023)
Adobe, Inc.	400	23,028,800	645	10/29/21	(60,400)
Alphabet, Inc., Class C	160	42,644,960	2,905	10/22/21	(91,200)
Amazon.com, Inc.	145	47,633,080	3,500	10/29/21	(494,088)
Ambarella, Inc.	200	3,114,800	165	10/22/21	(77,000)
AMETEK, Inc.	500	6,200,500	135	10/15/21	(11,250)
Apple, Inc.	1,990	28,158,500	155	10/29/21	(140,295)
Aptiv PLC	465	6,927,105	155	10/15/21	(84,863)
Charles Schwab Corp. (The)	1,215	8,850,060	76	10/8/21	(43,740)
Coca-Cola Co. (The)	1,590	8,342,730	55	10/29/21	(42,135)
Constellation Brands, Inc., Class A	80	1,685,520	220	10/8/21	(12,000)
CSX Corp.	1,565	4,654,310	32	10/22/21	(19,562)
Ecolab, Inc.	45	938,790	230	10/15/21	(1,125)
EOG Resources, Inc.	355	2,849,585	85	10/29/21	(71,000)
Facebook, Inc., Class A	585	19,854,315	375	10/22/21	(47,678)
GoDaddy, Inc., Class A	395	2,753,150	78	11/19/21	(40,488)
Goldman Sachs Group, Inc. (The)	260	9,828,780	425	10/15/21	(10,920)
Hexcel Corp.	735	4,365,165	65	11/19/21	(222,338)
Home Depot, Inc. (The)	230	7,549,980	350	10/29/21	(36,915)
Illumina, Inc.	80	3,244,880	475	10/22/21	(6,800)
Inari Medical, Inc.	415	3,365,650	95	11/19/21	(88,188)
Intel Corp.	1,235	6,580,080	56	10/1/21	(617)
Intuit, Inc.	280	15,106,280	575	10/1/21	(5,600)
JPMorgan Chase & Co.	300	4,910,700	165	10/15/21	(83,700)
Logitech International S.A.	440	3,878,600	105	10/15/21	(1,100)
Micron Technology, Inc.	1,465	10,398,570	76	11/5/21	(147,965)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Microsoft Corp.	1,400	$39,468,800	$305	10/15/21	$(54,600)
Mondelez International, Inc., Class A	765	4,450,770	62	11/5/21	(21,037)
Netflix, Inc.	150	9,155,100	625	10/8/21	(87,375)
NIKE, Inc., Class B	645	9,367,335	175	10/1/21	(322)
Palantir Technologies, Inc., Class A	2,055	4,940,220	31	10/22/21	(21,577)
PayPal Holdings, Inc.	865	22,508,165	280	10/22/21	(125,425)
QUALCOMM, Inc.	940	12,124,120	139	10/22/21	(43,240)
Raytheon Technologies Corp.	330	2,836,680	90	10/29/21	(32,670)
salesforce.com, inc.	350	9,492,700	285	10/29/21	(115,500)
Starbucks Corp.	660	7,280,460	125	10/15/21	(4,620)
Sysco Corp.	750	5,887,500	85	11/5/21	(61,875)
Texas Instruments, Inc.	575	11,052,075	205	10/29/21	(108,675)
Thermo Fisher Scientific, Inc.	75	4,284,975	600	10/15/21	(20,437)
TJX Cos., Inc. (The)	1,280	8,445,440	74	10/29/21	(19,840)
Trane Technologies PLC	280	4,834,200	200	10/15/21	(10,500)
Twitter, Inc.	745	4,499,055	68	10/15/21	(15,645)
Uber Technologies, Inc.	880	3,942,400	48	10/22/21	(56,760)
UnitedHealth Group, Inc.	230	8,987,020	425	10/29/21	(67,045)
Veeva Systems, Inc., Class A	145	4,178,465	320	10/15/21	(3,987)
Visa, Inc., Class A	1,190	26,507,250	235	10/15/21	(78,540)
Walt Disney Co. (The)	315	5,328,855	195	10/15/21	(2,047)
Waste Connections, Inc.	295	3,714,935	135	10/15/21	(70,800)
Zebra Technologies Corp., Class A	255	13,143,210	620	11/19/21	(47,813)
Zscaler, Inc.	380	9,964,360	290	10/29/21	(98,420)

Total					$(3,146,230)

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $5,045,878, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$152,824	$97,824,930	$(92,931,978)	$102	$—	$5,045,878	$2,172	5,045,878

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,131,546,470 *	$—	$—	$1,131,546,470
Short-Term Investments	—	5,045,878	—	5,045,878
Total Investments	$1,131,546,470	$5,045,878	$—	$1,136,592,348

Liability Description
Written Covered Call Options	$(3,146,230)	$—	$—	$(3,146,230)
Total	$(3,146,230)	$—	$—	$(3,146,230)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.